FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING ATENTO BRASIL SA (Details) - USD ($)	Mar. 04, 2019	Dec. 31, 2018	Sep. 03, 2018	Sep. 01, 2018	Aug. 10, 2017	Apr. 25, 2017
2017 Santander Bank Certificate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.70%
Notional amount	$ 100,000	$ 25,800		$ 75,000		$ 80,000
Banco ABC Brasil [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			340.00%
Borrowings, adjustment to interest rate basis		210.00%
Notional amount			$ 10,092,000
Threshold Amount For Spread Rate		$ 33,000,000
Super Senior Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		425.00%
Debt To Pro Forma EBITDA		0.35
Threshold Percentage Of Draw		3500.00%
BNDES Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 23,974,000
Common Revolving Credit Facility Line [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 50,000